Loans and Allowance for Credit Losses, PCI, Allowance for Credit Losses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Changes in allowance for PCI loan losses [Abstract]
Balance, beginning of period	$ 117	$ 231	$ 298	$ 333	$ 0
Provision (reversal of provision) for losses due to credit deterioration	(68)	32	160	771	853
Charge-offs	(19)	(146)	(227)	(806)	(520)
Balance, end of period	30	117	231	298	333
Commercial Portfolio Segment [Member]
Changes in allowance for PCI loan losses [Abstract]
Balance, beginning of period	88	165	266	330	0
Provision (reversal of provision) for losses due to credit deterioration	(52)	25	106	712	850
Charge-offs	(10)	(102)	(207)	(776)	(520)
Balance, end of period	26	88	165	266	330
Pick-a-pay [Member]
Changes in allowance for PCI loan losses [Abstract]
Balance, beginning of period	0	0	0	0	0
Provision (reversal of provision) for losses due to credit deterioration	0	0	0	0	0
Charge-offs	0	0	0	0	0
Balance, end of period	0	0	0	0	0
Other Consumer [Member]
Changes in allowance for PCI loan losses [Abstract]
Balance, beginning of period	29	66	32	3	0
Provision (reversal of provision) for losses due to credit deterioration	(16)	7	54	59	3
Charge-offs	(9)	(44)	(20)	(30)	0
Balance, end of period	$ 4	$ 29	$ 66	$ 32	$ 3